Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 4,599	$ 2,599
Dividend income recognized	161	107
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	4,117	2,387
Dividend income recognized	143	93
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	482	212
Dividend income recognized	$ 18	$ 14